Exhibit 99.1

Exhibit B to Servicing Agreement

Quarterly Servicer’s Certificate

PG&E Energy Recovery Funding LLC

$1,887,864,000 Energy Recovery Bonds, Series 2005-1

Pursuant to Section 4.01(d)(ii) of the Recovery Property Servicing Agreement dated as of February 10, 2005 (the “Agreement”) between Pacific Gas and Electric Company, as Servicer, and PG&E Energy Recovery Funding LLC, as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used in the Quarterly Servicer’s Certificate (the “Quarterly Certificate”) have their respective meanings as set forth in the Agreement.  References herein to certain sections and subsections are references to the respective sections of the Agreement.

2nd Quarter 2005

Collection Period:  March 2005, April 2005, May 2005

Distribution Date: June 25, 2005

REVISED June 24, 2005

1. Collections Allocable and Aggregate Amounts Available for the Current Distribution Date:
i.	Remittances for the March ’05 Collection Period	$4,595,419.00
ii.	Remittances for the April ’05 Collection Period	$14,578,209.00
iii.	Remittances for the May ’05 Collection Period	$21,322,859.00
	iv.(a) Net earnings of General Sub-account	$100,124.43
	iv.(b) Net earnings of Capital Sub-account	$64,628.82
	iv.(c) Net earnings of Overcollateralization Sub-account	$—
	iv.(d) Net earnings of Reserve Sub-account	$—
iv.	Total Net Earnings on Collection Account	$164,753.25
v.	General Subaccount Balance	$40,661,240.25
vi.	Reserve Subaccount Balance	$—
vii.	Overcollateralization Subaccount Balance	$—
viii.	Capital Subaccount Balance	$9,439,320.00
ix.	Collection Account Balance	$50,100,560.25
2. Outstanding Principal Balance and Collection Account Balance as of Prior Distribution Date:
i.	Class A-1 Principal Balance	$268,000,000.00
ii.	Class A-2 Principal Balance	$647,000,000.00
iii.	Class A-3 Principal Balance	$320,000,000.00
iv.	Class A-4 Principal Balance	$468,000,000.00
v.	Class A-5 Principal Balance	$184,864,000.00
ix.	Energy Recovery Bond Principal Balance	$1,887,864,000.00
x.	Reserve Subaccount Balance	$—
xi.	Overcollateralization Subaccount Balance	$—
xii.	Capital Subaccount Balance	$9,439,320.00
3. Required Funding/Payments as of Current Distribution Date:
i.	Projected Class A-1 Bond Balance	$253,672,239.00
ii.	Projected Class A-2 Bond Balance	$647,000,000.00
iii.	Projected Class A-3 Bond Balance	$320,000,000.00
iv.	Projected Class A-4 Bond Balance	$468,000,000.00
v.	Projected Class A-5 Bond Balance	$184,864,000.00
ix.	Projected Class A Bond Balance	$1,873,536,239.00
x.	Required Class A-1 Coupon	$3,336,600.00
xi.	Required Class A-2 Coupon	$9,389,587.50
xii.	Required Class A-3 Coupon	$4,968,000.00
xiii.	Required Class A-4 Coupon	$7,669,350.00
xiv.	Required Class A-5 Coupon	$3,098,782.80
xviii.	Required Overcollateralization PERF	$304,494.19
xix.	Required Capital Subaccount PERF	$—

4. Allocation of Remittances as of Current Distribution Date Pursuant to 8.02(d) of Indenture:
i.	Trustee Fees (135 days)		$637.15
ii.	Quarterly Servicing Fee (135 days)		$637,154.10
iii.	Quarterly Administration Fee (at 6/25/05 for two quarters)		$50,000.00
iv.	Operating Expenses (subject to $400,000 annual cap, inclusive payments under i., iii., and iv. )		$32,543.42
v.	Quarterly Interest (2/10/05 - 6/24/05, including last day, 135 days)		$28,462,320.30
	1.	Class A-1 Bond Coupon Payment	$3,336,600.00
	2.	Class A-2 Bond Coupon Payment	$9,389,587.50
	3.	Class A-3 Bond Coupon Payment	$4,968,000.00
	4.	Class A-4 Bond Coupon Payment	$7,669,350.00
	5.	Class A-5 Bond Coupon Payment	$3,098,782.80
vi.	Principal Due and Payable		$—
vii.	Quarterly Principal		$14,327,761.00
	1.	Class A-1 Bond Principal Payment	$14,327,761.00
	2.	Class A-2 Bond Principal Payment	$—
	3.	Class A-3 Bond Principal Payment	$—
	4.	Class A-4 Bond Principal Payment	$—
	5.	Class A-5 Bond Principal Payment	$—
viii.	Operating Expenses (in excess of $400,000 annually, inclusive payments under i., iii., and iv.)		$—
ix.	Funding of Overcollateralization Subaccount (to required level)		$—
x.	Funding of Capital Subaccount (to required level)		$—
xi.	Net Earnings Released to Note Issuer		$—
xii.	Released to Note Issuer upon Series Retirement: Overcollateralization Subaccount		$—
xiii.	Released to Note Issuer upon Series Retirement: Capital Subaccount		$—
xiv.	Deposits to Reserve Subaccount		$—
xv.	Released to Note Issuer upon Series Retirement: Collection Account		$—
5. Outstanding Principal Balance and Collection Account Balance as of current distribution date: (after giving effect to payments to be made on such distribution date):
i.	Class A-1 Principal Balance		$253,672,239.00
ii.	Class A-2 Principal Balance		$647,000,000.00
iii.	Class A-3 Principal Balance		$320,000,000.00
iv.	Class A-4 Principal Balance		$468,000,000.00
v.	Class A-5 Principal Balance		$184,864,000.00
ix.	Energy Recovery Bond Principal Balance		$1,873,536,239.00
x.	Reserve Subaccount Balance		$—
xi.	Overcollateralization Subaccount Balance		$—
xii.	Capital Subaccount Balance		$6,590,144.28
6. Subaccount Draws as of Current Distribution Date (if applicable, pursuant to Section 8.02(e) of Indenture):
i.	Reserve Subaccount		$—
ii.	Overcollateralization Subaccount		$—
iii.	Capital Subaccount		$2,849,175.72
iv.	Total Draws		$2,849,175.72

7. Shortfalls In Interest and Principal Payments as of Current Distribution Date:
i.	Quarterly Interest		$—
	1.	Class A-1 Bond Coupon Payment	$—
	2.	Class A-2 Bond Coupon Payment	$—
	3.	Class A-3 Bond Coupon Payment	$—
	4.	Class A-4 Bond Coupon Payment	$—
	5.	Class A-5 Bond Coupon Payment	$—
ii.	Quarterly Principal		$—
	1.	Class A-1 Bond Principal Payment	$—
	2.	Class A-2 Bond Principal Payment	$—
	3.	Class A-3 Bond Principal Payment	$—
	4.	Class A-4 Bond Principal Payment	$—
	5.	Class A-5 Bond Principal Payment	$—
8. Shortfalls in Required Subaccount Levels as of Current Distribution Date:
i.	Overcollateralization Subaccount		$304,494.19
ii.	Capital Subaccount		$2,849,175.72

9. Distributions of Principal per $1,000 of Original Principal Amount as of Current Distribution Date:

					Principal Payment
					per $1,000 of
		Original Principal	Outstanding Balance	Principal Payment	Orig. Principal Amt.
		[A]	[B]	[C]	[C/A x 1,000]
i.	Class A-1	$268,000,000.00	$268,000,000.00	$14,327,761.00	$53.46
ii.	Class A-2	$647,000,000.00	$647,000,000.00	$—	$—
iii.	Class A-3	$320,000,000.00	$320,000,000.00	$—	$—
iv.	Class A-4	$468,000,000.00	$468,000,000.00	$—	$—
v.	Class A-5	$184,864,000.00	$184,864,000.00	$—	$—
		$1,887,864,000.00	$1,887,864,000.00	$14,327,761.00

10. Distributions of Interest per $1,000 of Original Principal Amount as of Current Distribution date:

					Interest Payment
					per $1,000 of
		Original Principal	Outstanding Balance	Interest Payment	Orig. Principal Amt.
		[A]	[B]	[C]	[C/A x 1,000]
i.	Class A-1	$268,000,000.00	$268,000,000.00	$3,336,600.00	$12.45
ii.	Class A-2	$647,000,000.00	$647,000,000.00	$9,389,587.50	$14.51
iii.	Class A-3	$320,000,000.00	$320,000,000.00	$4,968,000.00	$15.53
iv.	Class A-4	$468,000,000.00	$468,000,000.00	$7,669,350.00	$16.39
v.	Class A-5	$184,864,000.00	$184,864,000.00	$3,098,782.80	$16.76
		$1,887,864,000.00	$1,887,864,000.00	$28,462,320.30

11. Trigger for Mandatory Routine Quarterly DRC True-Up Filings
i.	Scheduled Energy Recovery Bond Principal Balance	$1,873,536,239.00
ii.	Difference [(11.i. - 5.ix.) / 11.i. x 100]	0.00%
iii.	Variance Trigger Level	5.00%
iv.	Quarterly True-Up Required?	NO

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Quarterly Servicer’s Certificate this 24th day of June.

PACIFIC GAS AND ELECTRIC COMPANY, as Servicer

by: /s/ Nicholas M. Bijur
Nicholas M. Bijur
Assistant Treasurer